PROPERTY, PLANT AND EQUIPMENT (Details 1) (Assets Leased to Others [Member], Building [Member], USD $)	Jun. 30, 2013	Jun. 30, 2012
Assets Leased to Others [Member] | Building [Member]
Property Subject to or Available for Operating Lease [Line Items]
Buildings leased to others - at original cost	$ 10,846,090	$ 0
Less: accumulated depreciation	3,193,260	0
Buildings leased to others - net	$ 7,652,830	$ 0